Investments - Acquisition of Logitel Offshore Holding AS - Summary of Preliminary and Finalized Fair Values of Assets Acquired and Liabilities Assumed (Detail) - Logitel Offshore Holdings [Member] - Teekay Offshore [Member]
$ in Thousands
Aug. 11, 2014 USD ($)
ASSETS
Cash and cash equivalents	$ 8,089
Prepaid expenses	640
Advances on newbuilding contracts	44,570
Intangible assets	1,000
Total assets acquired	54,299
LIABILITIES
Accrued liabilities	4,098
Long-term debt	27,600
Total liabilities assumed	31,698
Net assets acquired	22,601
Cash consideration	4,000
Contingent consideration	18,601
Preliminary Valuation [Member]
ASSETS
Cash and cash equivalents	8,089
Prepaid expenses	640
Advances on newbuilding contracts	46,809
Total assets acquired	55,538
LIABILITIES
Accrued liabilities	4,098
Long-term debt	26,270
Total liabilities assumed	30,368
Net assets acquired	25,170
Cash consideration	4,000
Contingent consideration	21,170
Adjustments [Member]
ASSETS
Advances on newbuilding contracts	(2,239)
Intangible assets	1,000
Total assets acquired	(1,239)
LIABILITIES
Long-term debt	1,330
Total liabilities assumed	1,330
Net assets acquired	(2,569)
Contingent consideration	$ (2,569)